Taxation - Schedule of Valuation Allowance For Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 171,236	¥ 143,431	¥ 94,637
Additions	145,176	42,252	61,069
Reversals/write-off	(1,516)	(14,447)	(12,275)
Balance at end of the year	¥ 314,896	¥ 171,236	¥ 143,431